Immaterial Correction of Errors	12 Months Ended
Dec. 31, 2014
Accounting Changes and Error Corrections [Abstract]
Immaterial Correction of Errors
17.	Immaterial Correction of Errors

During 2014, the Company identified and recorded certain errors in previously issued 2013 consolidated financial statements and 2014 interim consolidated financial statements. The errors principally relate to inventory overhead costs which affected inventories, property and equipment, and cost of revenue amounts. The previously reported 2013 net loss in the amount of $14,691 was understated by $578. The errors during the second quarter and third quarter of 2014 were $51 and $31, respectively, and the correction of the error in the fourth quarter of 2014 was $536, principally affecting cost of revenue and gross loss. The Company concluded that the errors identified were not material to the 2013 consolidated financial statements and that correction of the errors in 2014 was not material to its 2014 consolidated financial statements.